Principal accounting policies - Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Interest income from short-term investment	$ 107,000	$ 25,000	$ 0